Trade Receivables, Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2025
Trade Receivables, Prepaid Expenses and Other Current Assets [Abstract]
Trade receivables, prepaid expenses and other current assets

NOTE 14: Trade receivables, prepaid expenses and other current assets

Trade receivables

Thousands of $ For the years ended December 31	2025	2024
Trade receivables	14,675	14,440
Total trade receivables	14,675	14,440

Trade receivables mainly consist of claims due from our patients’ insurance companies related to our diagnostic tests.

Considering the Company’s revenue recognition methodology further described in Note 2.7, total accounts receivable balance could be presented in relation with the claim date as follows:

A/R by claim date	Months
Thousands of $ For the year ended	1-3 months	4-6 months	7-12 months	Not due	Total
December 31, 2025	8,209	3,845	2,475	146	14,675
December 31, 2024	8,304	3,454	2,575	107	14,440

Prepaid expenses and other current assets

Thousands of $ For the years ended December 31	2025	2024
Prepaid expenses	1,865	1,561
Deposits	103	135
Recoverable VAT	53	92
Total prepaid expenses and other current assets	2,021	1,788

Prepaid expenses mainly consist of prepaid insurance premiums and prepaid maintenance contracts.

All financial assets carried at amortized cost are shown net of expected credit losses which are not deemed material.